25. Related Parties - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) shareholder	Dec. 31, 2019 EUR (€) shareholder	Dec. 31, 2018 EUR (€)
Disclosure of transactions between related parties [line items]
Number of shareholder holds more than 20% of the voting rights | shareholder	0	0
Share-based expense	€ 3,381	€ 2,469	€ 2,035
Supervisory Board Directors
Disclosure of transactions between related parties [line items]
Compensation received for their services	364	382	382
Share-based expense	€ 293	€ 243	€ 117